OTHER INCOME, NET (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Other Income and Expenses [Abstract]
Rental income	$ 2,058	$ 2,586
Unrealized gain (loss) on foreign currency denominated borrowings	2,980	(2,296)
Realized gain (loss) on fair value hedges	139	(22)
Unrealized gain on fair value hedges	947	516
Gain on investments	314	797
Non-service components of net periodic pension benefit (cost)	354	(623)
(Loss) gain on contingent consideration	(16)	55
Other	846	762
Other income, net	$ 7,622	$ 1,775